Post employment benefits - Timing of benefit payments and average duration of defined benefit obligations and distribution of timing of benefit payments (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 0	£ 0
United Kingdom
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 8,972	£ 9,160
Average duration of the defined benefit obligation	15 years	18 years
United Kingdom | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 295	£ 288
United Kingdom | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	1,082	1,112
United Kingdom | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,556	2,606
United Kingdom | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,252	2,314
United Kingdom | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,787	2,840
Ireland
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 2,529	£ 2,412
Average duration of the defined benefit obligation	15 years	18 years
Ireland | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 70	£ 84
Ireland | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	353	338
Ireland | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	704	656
Ireland | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	634	588
Ireland | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	768	746
United States
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 912	£ 727
Average duration of the defined benefit obligation	9 years	11 years
United States | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 58	£ 52
United States | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	187	145
United States | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	310	247
United States | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	183	145
United States | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 174	£ 138